Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 12 — INCOME TAXES

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted rates in effect for the year in which the difference is expected to reverse. Additionally, the impact of changes in the tax rates and laws on deferred taxes, if any, is reflected in the financial statement in the period of enactment. The deferred tax liabilities and assets for the Company represent the difference between the financial statement and tax basis of the partnership interest in Alta Enterprises, LLC. As such, the Company is using the single line item approach.

The income tax benefit for the three and nine months ended September 30, 2020 and 2019 consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
Federal taxes-current	$—	$—	$—	$—
Federal taxes-deferred	1.4	—	2.6	—
State taxes-current	—	—	—	—
State taxes-deferred	0.5	—	0.8	—

	$1.9	$—	$3.4	$—

The Company recorded an income tax benefit of $1.9 million and $0 for the three months ended September 30, 2020 and 2019, income tax benefit of $3.4 million and $0 for the nine months ended September 30, 2020 and 2019, respectively. For the period ended September 30, 2019, the Company was not in existence and therefore does not have a comparable period. The income tax benefit covers the period starting with the reverse recapitalization on February 14, 2020 through the period ended September 30, 2020. The income tax results from the period January 1, 2020 through the day prior to the reverse recapitalization will be recognized by the predecessor. The Company finalized the February 14, 2020 pre-tax income calculation in the third quarter of 2020. As a result, for the three months and nine months ended September 30, 2020, the income tax benefit was $1.9 million and $3.4 million, respectively. This was primarily driven by the level of pre-tax loss of $14.1 million for the period from February 14, 2020 to September 30, 2020. The effective income tax rate for the period from February 14, 2020 to September 30, 2020 of 24.1% was affected by non-deductible expenses and state income taxes.

As of September 30, 2020, the Company had $15.6 million of net deferred tax liabilities. As discussed above, this represents the GAAP to tax difference in the basis of the underlying partnership, Alta Enterprises, LLC. This basis difference mirrors the GAAP to tax differences within the partnership, which primarily relate to property and equipment assets and other temporary items where the tax basis differs from the GAAP carrying amounts.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted in response to the COVID-19 pandemic. The CARES Act, among other things, includes various income and payroll tax provisions, modifications to federal net operating loss rules, business interest deduction limitations, and bonus depreciation eligibility for qualified improvement property. At this time, we plan to take advantage of both the payroll tax deferral and the employee retention credit. We are currently evaluating the full impact of these provisions and recent IRS guidance, but note that any portion of accrued payroll tax not paid out by December 31, 2020 may not be deductible for income tax purposes in 2020. Further evaluation is required to determine the current year impact. With regard to the Employee Retention Credit, as this only impacts payroll taxes which are recorded in pre-tax income, there would be no impact on the income tax provision.

NOTE 6 — INCOME TAX

The income tax provision consists of the following:

	December 31, 2019	December 31, 2018
Federal
Current	$309,000	$—
Deferred	—	—
State
Current	—	800
Deferred	—	—
Change in valuation allowance	—	—

Income tax provision expense	$309,000	$800

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2019 and 2018 is as follows:

	2019	2018
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	(254.9)%
Non-deductible Business Combination expenses	76.2%	0%

Income tax provision expense	97.2%	(233.9)%

As of December 31, 2019 and 2018, the Company did not have any U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. At December 31, 2019 and 2018, the Company did not have any deferred taxes.

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open and subject to examination. The Company considers Louisiana to be a significant state tax jurisdiction.